Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Nov. 30, 2021 USD ($) division $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 30, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Business combination, assets and liabilities Arising from contingencies, amount recognized, net	$ 1,300,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, goodwill and intangible assets	$ 500,000,000				$ 51,000,000
Delinquent period in which recognition of income on loans is suspended		90 days
Minimum period of delinquency reported on receivables past due date		30 days
Advertising expense		$ 162,000,000	$ 121,000,000	$ 167,000,000
Foreign currency transaction loss		129,000,000	11,000,000	155,000,000
Net loss realized on foreign currency		60,000,000	57,000,000	80,000,000
CNH paid interest		581,000,000	667,000,000	762,000,000
Loss on repurchase of notes		8,000,000	0	27,000,000
CNH paid taxes		457,000,000	159,000,000	208,000,000
Other non-cash items		323,000,000	570,000,000	209,000,000
Writedowns of buyback commitments		47,000,000	162,000,000
Writedowns of financial assets		45,000,000	152,000,000
Tangible and intangible asset writedowns			259,000,000
Gain (loss) at the time of securitization		0
Impairment of goodwill and other intangible assets		0	0
Other Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets held-for-sale, Long Lived, Fair Value Disclosure		500,000,000
Other Liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets held-for-sale, Long Lived, Fair Value Disclosure		100,000,000
Raven Industries, Inc.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of capital stock acquired	100.00%
Share price of capital stock in acquisition (in dollars per share) | $ / shares	$ 58
Consideration transferred in acquisition	$ 2,100,000,000
Number of business divisions acquired | division	3
Payments to acquire businesses, gross		2,100,000,000
Sampierana S.p.A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of capital stock acquired					90.00%
Nikola Corporation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain on remeasurement		$ 138,000,000	134,000,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset useful life		5 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset useful life		25 years
Case New Holland Industrial Inc. (formerly Case New Holland Inc.) | 7.875% Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss on repurchase of notes		$ 8,000,000	0	27,000,000
Argentina
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency transaction loss		$ 47,000,000	$ 56,000,000	$ 71,000,000